Summary of Operating Segments by Geographic Locations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [Line Items]
Revenue	$ 1,937,854	$ 1,617,194
Total assets	3,019,035	2,876,123
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	861,915	745,630
Total assets	1,226,256	1,376,413
Canada [Member]
Disclosure of geographical areas [Line Items]
Revenue	929,639	725,560
Total assets	1,246,069	1,056,093
International [Member]
Disclosure of geographical areas [Line Items]
Revenue	146,300	146,004
Total assets	$ 546,710	$ 443,617